Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events
8.	Subsequent Events
The only subsequent event identified was the Agreement to sell Navigator Mariner to PT Kemas Sejahtera Lestari which is discussed in Note 4.